Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expense	$ 4,650	$ 193
Effective income tax rate, percentage	5.40%	17.90%